Note Derivative instruments and hedging activities (Derivative instruments and hedging activities- Additional Information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instrument Detail [Abstract]
Derivative, Net Liability Position, Aggregate Fair Value	$ 10	$ 800
Collateral Already Posted, Aggregate Fair Value	$ 94	4,000
Maximum Length of Time Hedged in Cash Flow Hedge	79 days
Fair Value Hedges At Fair Value Net	$ 0	0
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(923)	(124)	$ (305)
Derivative Credit Risk Valuation Adjustment, Derivative Assets	200	900	800
Derivative Credit Risk Valuation Adjustment, Derivative Liabilities	100	400	$ 300
Derivative, Collateral, Right to Reclaim Cash	94	4,000
Derivative, Collateral, Obligation to Return Cash	$ 0	$ 0